Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Aerospace & Defense - 2.5%
Huntington Ingalls Industries, Inc.	24,500	$ 6,477,310
Banks - 1.7%
First Citizens BancShares, Inc., Class A	2,335	4,298,618
Beverages - 1.0%
Molson Coors Beverage Co., Class B	46,300	2,663,176
Chemicals - 1.9%
Mosaic Co.	182,200	4,879,316
Consumer Finance - 1.1%
Ally Financial, Inc.	76,900	2,736,871
Consumer Staples Distribution & Retail - 4.7%
Dollar General Corp.	21,900	1,852,083
Dollar Tree, Inc. (A)	36,300	2,552,616
U.S. Foods Holding Corp. (A)	54,622	3,359,253
Walgreens Boots Alliance, Inc.	457,700	4,100,992
		11,864,944
Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	128,652	3,806,813
Distributors - 1.8%
LKQ Corp.	113,798	4,542,816
Diversified Telecommunication Services - 1.9%
Liberty Global Ltd., Class A (A)	229,200	4,838,412
Electric Utilities - 5.5%
Entergy Corp.	15,600	2,053,116
Evergy, Inc.	94,600	5,866,146
OGE Energy Corp.	149,675	6,139,668
		14,058,930
Electronic Equipment, Instruments & Components - 2.8%
TD SYNNEX Corp.	31,620	3,796,930
Vontier Corp.	96,772	3,265,087
		7,062,017
Energy Equipment & Services - 2.3%
Halliburton Co.	131,000	3,805,550
Noble Corp. PLC	54,200	1,958,788
		5,764,338
Entertainment - 1.4%
Warner Bros Discovery, Inc. (A)	434,100	3,581,325
Financial Services - 4.9%
Corpay, Inc. (A)	16,000	5,004,160
Fidelity National Information Services, Inc.	32,155	2,692,981
Global Payments, Inc.	45,600	4,670,352
		12,367,493
Food Products - 8.2%
Archer-Daniels-Midland Co.	72,800	4,349,072
Conagra Brands, Inc.	65,500	2,130,060
Kraft Heinz Co.	70,100	2,461,211
Lamb Weston Holdings, Inc.	32,300	2,091,102
	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Post Holdings, Inc. (A)	38,396	$ 4,444,337
Tyson Foods, Inc., Class A	88,800	5,288,928
		20,764,710
Gas Utilities - 1.0%
National Fuel Gas Co.	42,265	2,561,682
Health Care Equipment & Supplies - 4.4%
Baxter International, Inc.	129,500	4,917,115
Koninklijke Philips NV (A)(B)	92,942	3,041,062
Zimmer Biomet Holdings, Inc.	29,300	3,162,935
		11,121,112
Health Care Providers & Services - 5.1%
Centene Corp. (A)	59,100	4,449,048
Henry Schein, Inc. (A)	54,264	3,955,846
Labcorp Holdings, Inc.	19,875	4,441,665
		12,846,559
Insurance - 4.6%
Fidelity National Financial, Inc.	72,200	4,480,732
Markel Group, Inc. (A)	2,500	3,921,450
Willis Towers Watson PLC	11,300	3,328,189
		11,730,371
Interactive Media & Services - 2.9%
IAC, Inc. (A)	74,258	3,996,566
Match Group, Inc. (A)	86,400	3,269,376
		7,265,942
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc., Class A (A)	13,300	4,449,914
Machinery - 1.2%
Allison Transmission Holdings, Inc.	13,000	1,248,910
CNH Industrial NV	164,600	1,827,060
		3,075,970
Media - 6.1%
EchoStar Corp., Class A (A)	52,000	1,290,640
Fox Corp., Class A	25,400	1,075,182
Liberty Broadband Corp., Class C (A)	64,680	4,999,117
News Corp., Class A	120,400	3,206,252
Sirius XM Holdings, Inc.	208,328	4,926,957
		15,498,148
Metals & Mining - 1.7%
Commercial Metals Co.	80,900	4,446,264
Multi-Utilities - 5.7%
Dominion Energy, Inc.	136,200	7,870,998
NiSource, Inc.	188,360	6,526,674
		14,397,672
Office REITs - 1.0%
JBG SMITH Properties	139,300	2,434,964
Oil, Gas & Consumable Fuels - 4.7%
HF Sinclair Corp.	56,500	2,518,205
Transamerica Series Trust

Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.	227,910	$ 5,034,532
Williams Cos., Inc.	95,885	4,377,150
		11,929,887
Pharmaceuticals - 6.5%
Jazz Pharmaceuticals PLC (A)	45,607	5,081,076
Organon & Co.	160,200	3,064,626
Perrigo Co. PLC	174,300	4,571,889
Viatris, Inc.	328,200	3,810,402
		16,527,993
Professional Services - 2.7%
Amentum Holdings, Inc. (A)	21,800	703,050
Clarivate PLC (A)	472,850	3,357,235
Jacobs Solutions, Inc.	21,800	2,853,620
		6,913,905
Specialized REITs - 1.1%
Gaming & Leisure Properties, Inc.	52,000	2,675,400
Specialty Retail - 0.7%
Ulta Beauty, Inc. (A)	4,300	1,673,216
Trading Companies & Distributors - 1.0%
WESCO International, Inc.	15,500	2,603,690
Total Common Stocks (Cost $228,325,543)		241,859,778
	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (C)	2,707,671	$ 2,707,671
Total Other Investment Company (Cost $2,707,671)		2,707,671

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
Fixed Income Clearing Corp., 2.10% (C), dated 09/30/2024, to be repurchased at $11,623,257 on 10/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $11,855,079.	$ 11,622,579	11,622,579
Total Repurchase Agreement (Cost $11,622,579)		11,622,579
Total Investments (Cost $242,655,793)		256,190,028
Net Other Assets (Liabilities) - (1.0)%		(2,510,156)
Net Assets - 100.0%		$ 253,679,872
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$241,859,778	$—	$—	$241,859,778
Other Investment Company	2,707,671	—	—	2,707,671
Repurchase Agreement	—	11,622,579	—	11,622,579
Total Investments	$244,567,449	$11,622,579	$—	$256,190,028
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $3,124,007, collateralized by cash collateral of $2,707,671 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $490,809. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica TSW Mid Cap Value Opportunities VP (formerly, Transamerica JPMorgan Mid Cap Value VP) (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust